ASSOCIATES AND JOINT AGREEMENT	12 Months Ended
Dec. 31, 2025
ASSOCIATES AND JOINT AGREEMENT [Abstract]
ASSOCIATES AND JOINT AGREEMENT
23.	ASSOCIATES AND JOINT AGREEMENT

Associates with significant influence

Link:

Link was created in February 2001, with the purpose of the operation of a natural gas transportation system, which links TGS’s natural gas transportation system with the Cruz del Sur S.A. pipeline. The connection pipeline extends from Buchanan (Buenos Aires province), located in the high-pressure ring that surrounds the city of Buenos Aires, which is part of TGS’s pipeline system, to Punta Lara. tgs’s ownership interest in such company is 49%, while Pan American Sur S.A. holds a 20.40%, Shell Argentina S.A. a 25.50% and Wintershall Dea Argentina S.A. the remaining 5.10%.

TGU (liquidated):

TGU was a company incorporated in Uruguay. This company rendered operation and maintenance services to Gasoducto Cruz del Sur S.A. and its contract terminated in 2010. TGS held 49% of its common stock and Pampa Energía the remaining 51%.

On December 26, 2024, the TGU board decided to dissolve and liquidate said company.

EGS (liquidated):

In September 2003, EGS, a company registered in Argentina, was incorporated. The ownership was distributed between tgs (49%) and TGU (51%).

EGS owned a natural gas pipeline, which connects tgs’ main pipeline system in the Province of Santa Cruz with a delivery point on the border with Chile.

Since 2012 EGS discontinued its operations, deciding in January 2016 to begin the necessary steps to dissolve EGS. The Extraordinary Shareholders’ Meeting of EGS held on March 10, 2016, appointed the liquidator.

The EGS Liquidator Board held on March 31, 2023, reported the Final Distribution Project of the remainder of the liquidation. On June 26, 2023, the Extraordinary General Assembly of EGS approved the final liquidation balance for the irregular fiscal year closed on March 31, 2023 and approved the cancellation of the social registration of EGS before the General Inspection of Justice. As of the date of issuance of these consolidated financial statements, the distribution project was executed by the liquidator. As of the date of issuance of these Consolidated Financial Statements, the IGJ registered the liquidation and canceled it from the registry.

Joint Agreement

UT:

The Board of Directors of tgs approved the agreement to set up the UT together with SACDE. The objective of the UT is the assembly of pipes for the construction of the project of “Expansion of the System of Transportation and Distribution of Natural Gas” in the Province of Santa Fe, called by National Public Bid No. 452-0004-LPU17 by the MINEM (the “Work”).

On October 27, 2017, tgs - SACDE UT signed the corresponding work contract with the MINEM.

The UT will remain in force until its purpose has been fulfilled, i.e., once the works involved in the Project have been completed and until the end of the guarantee period, set at 18 months from the provisional reception.

As a result of the situation of the economic context and the COVID mentioned in Note 1, the UT sent a letter to Integración Energética Argentina S.A. (“IEASA”), currently Energía Argentina S.A. (“ENARSA”), a company currently part of the Ministry of Productive Development, requesting, among other issues, the reestablishment of the economic-financial equation, readjustment of the work schedule, approval of cost redeterminations and price adjustments under the current legal regime.

On July 9, 2021, the UT and IEASA signed a restart order and a restart certificate for the works related to the Work, through which the work schedule was readjusted and IEASA also assumed the commitment to manage and join efforts to guarantee the cash flow in order to avoid new effects on the economic-financial structure of the contract for the Work, which would give rise to new requests -by the UT- for the recomposition of the economic-financial equation of the contract and the schedule of execution of the Work.